Financial instruments and risk management - Interest rate risk (Details) $ in Thousands, item in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($) item	Dec. 31, 2015 MXN ($)
Interest rate risk
Derivative financial liabilities		$ 14,144
Loss on cash flow hedges	$ 52,097	$ 353,943	$ 287,550
Interest rate swap contracts
Interest rate risk
Notional amount (in USD) | item		70
Derivative financial liabilities		$ 14,144
Loss on cash flow hedges	$ 13,827	$ 48,777	$ 46,545